Dividends - Additional Information (Detail) $ / shares in Units, $ / shares in Units, $ in Millions, $ in Billions		1 Months Ended		12 Months Ended
	Aug. 16, 2022 USD ($) $ / shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2022 AUD ($) $ / shares shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2020 USD ($) $ / shares	May 31, 2022 $ / shares
Disclosure of dividends [line items]
Tax rate				30.00%	30.00%	30.00%
Proceeds/(settlements) of cash management related instruments				$ 378	$ (401)	$ 85
In specie dividend				19,559
Major ordinary share transactions [member]
Disclosure of dividends [line items]
Dividend per share, after period-end | $ / shares	$ 1.75				$ 2	$ 0.55
Dividend amount, after period-end	$ 8,857				$ 10,114	$ 2,782
Proceeds/(settlements) of cash management related instruments				$ 127
BHP Group Limited [member]
Disclosure of dividends [line items]
Number of ordinary shares represented by each American Depositary Share | shares		2	2	2
Tax rate				30.00%	30.00%	30.00%
BHP Group Limited [member] | Woodside [Member]
Disclosure of dividends [line items]
Dividend in shares distributed | shares		914,768,948	914,768,948
Closing share price | $ / shares							$ 29.76
In specie dividend		$ 19,600	$ 27.2
In specie dividend per share | (per share)		$ 3.86	$ 5.38
Frankling credits distribution per share | (per share)		$ 1.66	$ 2.3
BHP Group Plc [member]
Disclosure of dividends [line items]
Number of ordinary shares represented by each American Depositary Share | shares		2	2	2